Summary of Significant Accounting Policies (Details) - Schedule of carrying amount of VIE's consolidated assets and liabilities - VIE’s [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of carrying amount of VIE's consolidated assets and liabilities [Line Items]
Current assets	$ 42,129,500	$ 25,120,401
Total non-current assets	12,421,137	3,850,210
Total assets	54,550,637	28,970,611
Total current liabilities	50,217,271	10,968,645
Total non-current liabilities	$ 3,993,641	$ 2,967,193